Pensions and other postretirement benefits (Details 13) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member] CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD CAD / PerMonthPerEmployee	Dec. 31, 2015 CAD CAD / PerMonthPerEmployee	Dec. 31, 2014 CAD
Contributions to multiemployer plan [Line Items]
Contributions for the multiemployer benefit plan for the period | CAD	CAD 12	CAD 10	CAD 10
Multiemployer plan employer contribution rate per month | CAD / PerMonthPerEmployee	178.45	140.54
Number of retirees covered	416	777